Operating expenses - Disclosure of Other Operating Income (Expense) (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)
Analysis of income and expense [abstract]
Other operating expenses	€ (21)	€ (136)		€ (2,542)
Other operating income	85	3		0
Total Other operating income and expenses	64	(134)		(2,542)
Disclosure Of Operating Expenses [Line Items]
Termination benefits expense	64	129		700
Revenues	€ 29,643	(11,609)		30,058
Janssen
Disclosure Of Operating Expenses [Line Items]
Revenues		€ (1,600)		€ (1,600)
Termination of PharmaEngine License and Collaboration Agreement, NBTXR3
Disclosure Of Operating Expenses [Line Items]
Contract termination indemnities | $			$ 1.0